Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Depreciation and amortization	$ 28,196	$ 23,000	$ 84,682	$ 71,374	$ 105,330	$ 92,037